UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     February 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     633485


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Guidant Jan 60 Call         OPTION              401698105      202      337     X    SOLE                      337
Guidant Jan 65 Call         OPTION              401698105     1344     6721     X    SOLE                     6721
Viacom Cl. B June 35 call   OPTION              925524308      283     2697     X    SOLE                     2697
Comcast A Jan '07 25 Call   OPTION              20030N101     2039     5366     X    SOLE                     5366
Altria Grp Jan 80 '07 Call  OPTION              02209S103     1569     3375     X    SOLE                     3375
Mci Jan '07 25 LEAP call    OPTION              552691107      213     1851     X    SOLE                     1851
Anteon International        COMMON              03674E108    23878   439338     X    SOLE                   439338
Alamosa Holdings Inc        COMMON              011589108    44139  2371781     X    SOLE                  2371781
Alltel Inc.                 COMMON              020039103    17039   270025     X    SOLE                   270025
Burlington Resources        COMMON              122014103    40845   473842     X    SOLE                   473842
CBS Corp Cl. B              COMMON              124857202     6963   273041     X    SOLE                   273041
Comcast A                   COMMON              20030N101    69437  2678887     X    SOLE                  2678887
Consolidated Communications COMMON              209034107      480    36972     X    SOLE                    36972
Chevron Corp                COMMON              166764100    47498   836675     X    SOLE                   836675
Trump Entertainment Resorts COMMON              89816T103     5866   291402     X    SOLE                   291402
Engineered Support Systems  COMMON              292866100    24084   578394     X    SOLE                   578394
Falconbridge Limited        COMMON              306104100    12646   426269     X    SOLE                   426269
Guidant Corp                COMMON              401698105    76224  1177201     X    SOLE                  1177201
MBNA Corporation            COMMON              55262L100    16782   618116     X    SOLE                   618116
Liberty Media- A            COMMON              530718105     3530   448506     X    SOLE                   448506
Liberty Corp.               COMMON              530370105    11734   250680     X    SOLE                   250680
Altria Group                COMMON              02209S103    29251   391474     X    SOLE                   391474
Price Communications Corp   COMMON              741437305     2905   195362     X    SOLE                   195362
Renal Care Group Inc.       COMMON              759930100    64572  1364867     X    SOLE                  1364867
Sprint Nextel Corp          COMMON              852061100     6308   270030     X    SOLE                   270030
Scientific-Atlanta          COMMON              808655104    39270   911765     X    SOLE                   911765
Shurgard Storage Centers    COMMON              82567D104     5943   104797     X    SOLE                   104797
Serono SA - ADR             COMMON              81752M101     1647    82926     X    SOLE                    82926
Time Warner Inc.            COMMON              887317105    34791  1994896     X    SOLE                  1994896
Viacom Inc. Cl. B           COMMON              925524308    30752   943308     X    SOLE                   943308
Viacom Inc. Cl. A           COMMON              925524100       43     1300     X    SOLE                     1300
Ford MotorCapTrst II 6.5 PF PREFERRED           345395206     8974   325140     X    SOLE                   325140
Boston Sci Jan 25 Put       OPTION              101137107      496     4728     X    SOLE                     4728
Guidant Jan 60 Put          OPTION              401698105     1223    10636     X    SOLE                    10636
Gentex March 20 Put         OPTION              371901109      266     1832     X    SOLE                     1832
Oil Srvc Trust Jan 125 Put  OPTION              678002106      249     1422     X    SOLE                     1422